Commitments and Contingencies (Details Narrative) - USD ($)						1 Months Ended			6 Months Ended	12 Months Ended
	May 24, 2018	Apr. 10, 2018	Apr. 02, 2018	Jan. 04, 2018	Jun. 08, 2017	May 31, 2017	Dec. 31, 2016	Dec. 31, 2012	Jun. 30, 2018	Dec. 31, 2017
Compensation commitments									$ 400,000	$ 400,000
Buy back amount per patent				$ 1.00
Chief Technology Officer [Member] | 2017 Equity Incentive Plan [Member]
Number of options to purchase common stock			10,000
NIS [Member]
Monthly consultation fee				$ 40,000
Before Reverse Split [Member] | Chief Technology Officer [Member] | 2017 Equity Incentive Plan [Member]
Number of options to purchase common stock			150,000
Car Lease Agreements [Member]
Lease term							Dec. 31, 2019
Monthly lease payment							$ 2,500
Officer Lease Agreement [Member]
Lease term						Dec. 31, 2020
Monthly lease payment						$ 14,000
Securities Exchange Agreement [Member]
Purchase price of Plaintiffs					$ 3,375,000
Loss contingency, damages sought					$ 1,000,000
Minimum [Member]
Investments				2,000,000
Technician Research And Development Foundation Limited [Member] | Minimum [Member]
Royalties payable as percentage of future sales								1.50%
Technician Research And Development Foundation Limited [Member] | Maximum [Member]
Royalties payable as percentage of future sales								3.00%
CardioSert Ltd [Member]
Initial payment		$ 250,000		$ 50,000
Number of common shares acquired	6,738	6,738
Number of common shares acquired, value		$ 74,000
CardioSert Ltd [Member] | Before Reverse Split [Member]
Number of common shares acquired	100,000	100,000
Israeli Innovation Authority [Member] | 2013 Through June 30, 2018 [Member]
Royalties payable as percentage of future sales									3.00%
Israeli Innovation Authority [Member] | 2013 Through June 30, 2018 [Member] | Grant [Member]
Total grants obtained									$ 1,310,000